Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.025 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	23.19
Maximum Aggregate Offering Price	$ 69,570,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,607.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the registrant’s Common Stock which may become issuable under the EVI Industries, Inc. 2025 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of the registrant’s Common Stock.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 (c) and (h) under the Securities Act based on the average of the high and low prices of the registrant’s Common Stock on the NYSE American on December 19, 2025.